MAJOR CUSTOMERS	12 Months Ended
Mar. 31, 2013
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 24 -	MAJOR CUSTOMERS

Six customers accounted for substantially all of the Company’s revenues for Fiscal 2013. Included in these six customers are three customers that accounted for approximately 90 percent of revenues for Fiscal 2012, and three additional customers that had little or no related revenues for Fiscal 2012.